CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (39,055)	$ (84,507)	$ 27,667
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	52,277	54,020	60,718
Non-cash interest expense, net	11,428	10,518	9,800
Gain on foreign currency transactions	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	(98,187)
Write-off of previously capitalized offering costs	0	0	1,571
Stock based compensation	1,703	430	164
Deferred income taxes	1,027	6,293	1,603
Reduction in tax uncertainty, net of valuation allowance	(92)	(6,617)	0
Other	(37)	(484)	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	(5,377)	(13,266)	(3,023)
Inventories	4,696	(6,413)	(120)
Prepaid expenses and other assets	(2,534)	(1,948)	7,624
Accounts payable	17,606	(4,772)	1,917
Accrued expenses	4,592	15,314	452
Cash payments on restructuring liabilities	(1,177)	(407)	(2,630)
Other	449	1,009	(130)
Net cash provided by (used in) operating activities	48,704	(3,459)	6,748
Cash flows from investing activities:
Capital expenditures	(24,646)	(11,490)	(11,105)
Proceeds from sale of assets	193	102	2,032
Acquisitions, net of cash acquired	(100)	0	0
Net cash used in investing activities	(24,553)	(11,388)	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	145,709
Payments on long-term debt	(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	(40,000)	55,000	5,000
Payments on previous revolver credit facility	0	(30,000)	0
Payment of early tender premium	(9,844)	(49,769)	0
Equity contributions	0	0	2,428
Equity repurchases	0	(14,049)	(2,978)
Debt issuance costs paid	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent	0	0	(1,532)
Net cash provided by (used in) financing activities	(8,813)	9,198	2,407
Impact of exchange rate movements on cash	156	(149)	353
Net increase (decrease) in cash and cash equivalents	15,494	(5,798)	435
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,063
Cash and cash equivalents at the end of the period	27,194	11,700	17,498
Supplemental information
Interest paid	95,406	90,867	113,032
Income taxes paid (received), net	$ 307	$ 3,937	$ (4,857)